FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/09
                           -------



Item 1. Schedule of Investments.


Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Statement of Investments .................................................   3
Notes to Statement of Investments ........................................   6

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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                      This page intentionally left blank.

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                    COUNTRY         SHARES         VALUE
                                                 -------------    -----------   ------------
    COMMON STOCKS 94.2%
    CONSUMER DISCRETIONARY 6.4%
    Best Buy Co. Inc. ........................   United States      220,900     $  8,385,364
    Carnival Corp. ...........................   United States      564,600       12,195,360
    Harley-Davidson Inc. .....................   United States      453,100        6,067,009
    Lowe's Cos. Inc. .........................   United States      577,900       10,546,675
    Starwood Hotels & Resorts Worldwide
       Inc. ..................................   United States      204,600        2,598,420
    The Walt Disney Co. ......................   United States      557,290       10,120,387
                                                                                ------------
                                                                                  49,913,215
                                                                                ------------
    CONSUMER STAPLES 8.8%
    Bunge Ltd. ...............................   United States      211,500       11,981,475
    CVS Caremark Corp. .......................   United States      514,700       14,149,103
(a) Hansen Natural Corp. .....................   United States      330,100       11,883,600
    PepsiCo Inc. .............................   United States      309,200       15,917,616
    The Procter & Gamble Co. .................   United States      310,000       14,597,900
                                                                                ------------
                                                                                  68,529,694
                                                                                ------------
    ENERGY 8.4%
    Devon Energy Corp. .......................   United States      228,000       10,189,320
(a) FMC Technologies Inc. ....................   United States      337,400       10,584,238
    Halliburton Co. ..........................   United States      596,100        9,221,667
(a) National Oilwell Varco Inc. ..............   United States      152,000        4,363,920
    Occidental Petroleum Corp. ...............   United States      184,100       10,245,165
    Peabody Energy Corp. .....................   United States      314,700        7,880,088
    Petroplus Holdings AG ....................   Switzerland        188,400        2,649,349
    Schlumberger Ltd. ........................   United States      269,100       10,930,842
                                                                                ------------
                                                                                  66,064,589
                                                                                ------------
    FINANCIALS 7.0%
    AFLAC Inc. ...............................   United States      333,300        6,452,688
    American Express Co. .....................   United States      242,300        3,302,549
(a) Berkshire Hathaway Inc., A ...............   United States          184       15,952,800
    BlackRock Inc. ...........................   United States      100,000       13,004,000
    JPMorgan Chase & Co. .....................   United States      334,300        8,885,694
    Wells Fargo & Co. ........................   United States      505,600        7,199,744
                                                                                ------------
                                                                                  54,797,475
                                                                                ------------
    HEALTH CARE 15.1%
    Allergan Inc. ............................   United States      197,300        9,423,048
(a) Celgene Corp. ............................   United States      264,800       11,757,120
(a) Covance Inc. .............................   United States      145,700        5,191,291
    Covidien Ltd. ............................   United States      434,900       14,456,076
(a) Gilead Sciences Inc. .....................   United States      217,400       10,069,968
    Johnson & Johnson ........................   United States      186,510        9,810,426
    Roche Holding AG, ADR ....................    Switzerland       512,700       17,636,880
    Schering-Plough Corp. ....................   United States      775,500       18,263,025
    Teva Pharmaceutical Industries Ltd.,
       ADR ...................................      Israel          298,200       13,433,910
(a) Varian Medical Systems Inc. ..............   United States      259,400        7,896,136
                                                                                ------------
                                                                                 117,937,880
                                                                                ------------


                     Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

                                                    COUNTRY         SHARES         VALUE
                                                 -------------    -----------   ------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIALS 11.1%
    ABB Ltd., ADR ............................    Switzerland         920,000   $ 12,824,800
    C.H. Robinson Worldwide Inc. .............   United States        267,300     12,191,553
    Danaher Corp. ............................   United States        302,800     16,417,816
    Expeditors International of Washington
       Inc. ..................................   United States        324,200      9,171,618
    General Electric Co. .....................   United States        503,500      5,090,385
    Precision Castparts Corp. ................   United States        248,500     14,885,150
    Rockwell Collins Inc. ....................   United States        222,100      7,249,344
(a) Ryanair Holdings PLC, ADR ................      Ireland           239,200      5,527,912
    United Technologies Corp. ................   United States         82,000      3,524,360
                                                                                ------------
                                                                                  86,882,938
                                                                                ------------
    INFORMATION TECHNOLOGY 26.7%
(a) Activision Blizzard Inc. .................   United States      1,001,800     10,478,828
(a) Adobe Systems Inc. .......................   United States        527,900     11,291,781
(a) Agilent Technologies Inc. ................   United States        890,700     13,690,059
(a) Apple Inc. ...............................   United States        154,200     16,209,504
(a) Autodesk Inc. ............................   United States        767,500     12,901,675
(a) Cisco Systems Inc. .......................   United States      1,087,300     18,234,021
(a) FLIR Systems Inc. ........................   United States        496,000     10,158,080
(a) Google Inc., A ...........................   United States         36,300     12,634,578
    Harris Corp. .............................   United States        287,400      8,317,356
    Intel Corp. ..............................   United States        848,800     12,774,440
    MasterCard Inc., A .......................   United States         69,500     11,639,860
    Microsoft Corp. ..........................   United States        326,900      6,005,153
    Nokia Corp., ADR .........................      Finland           521,900      6,090,573
    Paychex Inc. .............................   United States        450,400     11,561,768
    QUALCOMM Inc. ............................   United States        647,500     25,194,225
(a) Research In Motion Ltd. ..................       Canada           127,400      5,487,118
    Visa Inc., A .............................   United States        291,900     16,229,640
                                                                                ------------
                                                                                 208,898,659
                                                                                ------------
    MATERIALS 2.7%
    Ecolab Inc. ..............................   United States        353,700     12,284,001
    Goldcorp Inc. ............................       Canada           259,800      8,656,536
                                                                                ------------
                                                                                  20,940,537
                                                                                ------------
    TELECOMMUNICATION SERVICES 4.6%
    America Movil SAB de CV, L, ADR ..........       Mexico           259,300      7,021,844
(a)    American Tower Corp., A ...............   United States        633,100     19,265,233
    Rogers Communications Inc., B ............       Canada           415,100      9,564,668
                                                                                ------------
                                                                                  35,851,745
                                                                                ------------
    UTILITIES 3.4%
    International Power PLC. .................   United Kingdom     3,977,800     12,013,967
    Public Service Enterprise Group Inc. .....   United States        496,400     14,628,908
                                                                                ------------
                                                                                  26,642,875
                                                                                ------------
    TOTAL COMMON STOCKS (COST $884,552,681) ..                                   736,459,607
                                                                                ------------


                     4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

                                                                   PRINCIPAL
                                                    COUNTRY          AMOUNT       VALUE
                                                 -------------    -----------   ------------
    CONVERTIBLE BONDS (COST $4,109,546) 0.5%
    INDUSTRIALS 0.5%
    SunPower Corp., cvt., senior bond, 1.25%,
       2/15/27 ...............................   United States    $ 5,825,000   $  4,143,031
                                                                                ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM
       INVESTMENTS
       (COST $888,662,227) ...................                                   740,602,638
                                                                                ------------

                                                                    SHARES
                                                                  -----------
    SHORT TERM INVESTMENTS (COST $42,384,633) 5.4%
    MONEY MARKET FUNDS 5.4%
(b) Franklin Institutional Fiduciary Trust
       Money Market Portfolio, 0.13% .........   United States     42,384,633     42,384,633
                                                                                ------------
    TOTAL INVESTMENTS (COST $931,046,860)
       100.1% ................................                                   782,987,271
    OTHER ASSETS, LESS LIABILITIES (0.1)% ....                                    (1,086,203)
                                                                                ------------
    NET ASSETS 100.0% ........................                                  $781,901,068
                                                                                ============

See Abbreviations on page 8.

(a)  Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Capital Growth Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Franklin Capital Growth Fund

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 934,106,550
                                             =============
Unrealized appreciation ..................   $  63,235,160
Unrealized depreciation ..................    (214,354,439)
                                             -------------
Net unrealized appreciation
   (depreciation) ........................   $(151,119,279)
                                             =============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                  LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               ------------   ----------   -------   ------------
ASSETS:
   Investments in Securities   $778,844,240   $4,143,031     $--     $782,987,271


                     Quarterly Statement of Investments | 7

Franklin Capital Growth Fund

5. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPTIAL GROWTH FUND

By /S/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009


By /S/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2009